PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Brazil 5.3%
MercadoLibre, Inc.*	210	$359,480
Canada 10.7%
Dollarama, Inc.	2,235	164,028
Fairfax Financial Holdings Ltd.	245	255,391
FirstService Corp.	1,131	189,295
TFI International, Inc.	939	123,450
		732,164
Israel 2.8%
Nova Ltd.*	1,296	187,674
Italy 3.9%
Ferrari NV	766	267,133
Mexico 2.2%
Corp Inmobiliaria Vesta SAB de CV	39,696	150,836
Poland 1.8%
Dino Polska SA, 144A*	1,140	123,037
Switzerland 1.0%
BKW AG	447	71,014
Taiwan 2.2%
eMemory Technology, Inc.	608	54,227
Jentech Precision Industrial Co. Ltd.	3,956	94,697
		148,924
United Kingdom 2.6%
Ashtead Group PLC	1,652	108,027
Wise PLC (Class A Stock)*	6,716	68,503
		176,530
United States 65.7%
Appfolio, Inc. (Class A Stock)*	912	199,965
Axon Enterprise, Inc.*	740	184,304
AZEK Co., Inc. (The)*	5,754	221,874
Casella Waste Systems, Inc. (Class A Stock)*	1,094	93,362

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Cava Group, Inc.*(a)			3,004	$140,587
CDW Corp.			444	100,664
Celsius Holdings, Inc.*			1,986	99,101
Cloudflare, Inc. (Class A Stock)*			488	38,576
Dynatrace, Inc.*			3,201	182,457
elf Beauty, Inc.*			1,281	204,358
Exact Sciences Corp.*			983	64,288
Fair Isaac Corp.*			173	207,398
Gartner, Inc.*			341	155,987
Goosehead Insurance, Inc. (Class A Stock)*			1,945	150,154
Hamilton Lane, Inc. (Class A Stock)			1,335	154,780
HEICO Corp.			564	101,289
HubSpot, Inc.*			188	114,868
Live Oak Bancshares, Inc.			2,536	92,234
Monday.com Ltd.*			927	194,707
MongoDB, Inc.*			437	175,027
Monolithic Power Systems, Inc.			142	85,586
Procore Technologies, Inc.*			1,265	90,308
Rambus, Inc.*			2,702	185,168
Saia, Inc.*			228	102,732
ServisFirst Bancshares, Inc.			1,697	113,937
Shift4 Payments, Inc. (Class A Stock)*			681	48,903
Sprout Social, Inc. (Class A Stock)*			2,944	180,556
TopBuild Corp.*			815	300,842
Trade Desk, Inc. (The) (Class A Stock)*			987	67,540
Vertiv Holdings Co. (Class A Stock)			4,868	274,215
Zscaler, Inc.*			623	146,823
				4,472,590

Total Long-Term Investments (cost $5,443,094)				6,689,382
Short-Term Investments 1.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	25,063	25,063

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $78,180; includes $77,839 of cash collateral for securities on loan)(b)(wb)	78,214	$78,191

Total Short-Term Investments (cost $103,243)			103,254

TOTAL INVESTMENTS 99.7% (cost $5,546,337)			6,792,636
Other assets in excess of liabilities 0.3%			18,831

Net Assets 100.0%			$6,811,467

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,880; cash collateral of $77,839 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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